Revenue and Performance Obligations, Contract Balances, Deferred Contract Acquisition and Fulfillment Costs	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue and Performance Obligations, Contract Balances, Deferred Contract Acquisition and Fulfillment Costs
Note 3.	Revenue and Performance Obligations

Subscription revenue is recognized over time and accounted for approximately 95% and 94% of our revenue for the three months ended July 31, 2018 and 2017 and 95% and 94% of our revenue for the six months ended July 31, 2018 and 2017.

The typical subscription term is one to three years. Most of our subscription contracts are non-cancelable over the contractual term. Customers typically have the right to terminate their contracts for cause, if we fail to perform. As of July 31, 2018, the aggregate amount of the transaction price allocated to remaining performance obligations was $424.0 million, which consists of both billed and unbilled consideration that we expect to recognize as subscription revenue. We expect to recognize 29% of the transaction price in the year ending January 31, 2019, in our consolidated statement of operations and comprehensive loss with the remainder recognized thereafter.

Note 7.	Contract Balances

Contract assets represent amounts for which we have recognized revenue, pursuant to our revenue recognition policy, for contracts that have not yet been invoiced to our customers where there is a remaining performance obligation, typically for multi-year arrangements. Total contract assets were $15.0 million and $16.1 million as of July 31, 2018 and January 31, 2018, of which $1.2 million and $1.9 million were noncurrent and included within “Other assets—noncurrent” on our consolidated balance sheets. The change in contract assets reflects the difference in timing between our satisfaction of remaining performance obligations and our contractual right to bill our customers.

Contract liabilities consist of deferred revenue and include payments received in advance of performance under the contract. Such amounts are generally recognized as revenue over the contractual period. For the six months ended July 31, 2018 and 2017, we recognized revenue of $157.3 million and $132.3 million that was included in the corresponding contract liability balance at the beginning of the periods presented.

We receive payments from customers based upon contractual billing schedules. We record accounts receivable when the right to consideration becomes unconditional. Payment terms on invoiced amounts are typically 30 days.

Note 8.	Deferred Contract Acquisition and Fulfillment Costs

The following table represents a rollforward of our deferred contract acquisition costs:

	Six Months Ended July 31,
(in thousands)	2017	2018
Beginning balance	$57,271	$77,344
Additions to deferred contract acquisition costs	18,210	29,662
Amortization of deferred contract acquisition costs	(13,386)	(18,223)

Ending balance	$62,095	$88,783

Deferred contract acquisition costs, current	$1,310	$2,584
Deferred contract acquisitions costs, noncurrent	60,785	86,199

Total	$62,095	$88,783

The following table represents our contract fulfillment costs, which include third-party service fees:

	Six Months Ended July 31,
(in thousands)	2017	2018
Beginning balance	$788	$3,316
Additions to deferred contract fulfillment costs	1,989	677
Amortization of deferred contract fulfillment costs	(905)	(923)

Ending balance	$1,872	$3,070

Deferred contract fulfillment costs, current	$738	$913
Deferred contract fulfillment costs, noncurrent	1,134	2,157

Total	$1,872	$3,070

Current deferred contract fulfillment costs are included in “Prepaid expense and other current assets” and noncurrent costs are included in “Other assets—noncurrent” on our consolidated balance sheets.

3.	Revenue and Performance Obligations

Subscription revenue is recognized over time and accounted for approximately 91% of our revenue for each of the years ended January 31, 2016 and 2017 and 93% of our revenue for the year ended January 31, 2018.

The typical subscription term is one to three years. Most of our subscription contracts are non-cancelable over the contractual term. Customers typically have the right to terminate their contracts for cause, if we fail to perform. As of January 31, 2018, the aggregate amount of the transaction price allocated to remaining performance obligations was $409.5 million, which consists of both billed and unbilled consideration that we expect to recognize as subscription revenue. We expect to recognize 51% of the transaction price in the year ending January 31, 2019 in our consolidated statement of operations and comprehensive loss, with the remainder recognized thereafter.

9.	Contract Balances

Contract assets represent amounts for which we have recognized revenue, pursuant to our revenue recognition policy, for contracts that have not yet been invoiced to our customers where there is a remaining performance obligation, typically for multi-year arrangements. Total contract assets were $9.2 million and $16.1 million as of January 31, 2017 and 2018, respectively, of which $1.8 million and $1.9 million were noncurrent and included within “Other assets—noncurrent” on our consolidated balance sheets. The increase in contract assets reflects the difference in timing between our satisfaction of remaining performance obligations, and our contractual right to bill our customers.

Contract liabilities consist of deferred revenue and include payments received in advance of performance under the contract. Such amounts are generally recognized as revenue over the contractual period. For the years ended January 31, 2016, 2017 and 2018, we recognized revenue of $81.3 million, $123.4 million and $180.4 million, respectively, that was included in the corresponding contract liability balance at the beginning of the periods presented.

We receive payments from customers based upon contractual billing schedules. We record accounts receivable when the right to consideration becomes unconditional. Payment terms on invoiced amounts are typically 30 days.

10.	Deferred Contract Acquisition and Contract Fulfillment Costs

The following table represents a rollforward of our deferred contract acquisition costs:

	January 31
(in thousands)	2017	2018
Beginning balance	$45,528	$57,271
Additions to deferred contract acquisition costs	34,075	48,716
Amortization of deferred contract acquisition costs	(22,332)	(28,643)

Ending balance	$57,271	$77,344

Deferred contract acquisition costs, current	$1,252	$1,809
Deferred contract acquisitions costs, noncurrent	56,019	75,535

Total	$57,271	$77,344

The following table represents our contract fulfillment costs, which include third-party service fees:

	January 31
(in thousands)	2017	2018
Beginning balance	$139	$788
Additions to deferred contract fulfillment costs	686	4,262
Amortization of deferred contract fulfillment costs	(37)	(1,734)

Ending balance	$788	$3,316

Deferred contract fulfillment costs, current	$78	$1,575
Deferred contract fulfillment costs, noncurrent	710	1,741

Total	$788	$3,316

Current deferred contract fulfillment costs are included in “Prepaid expense and other current assets” and noncurrent costs are included in “Other assets—noncurrent” on our consolidated balance sheets.